Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Other Accounts Payable [Abstract]
Schedule of other accounts payable
	December 31,
	2020	2019
Employees and payroll accruals	$20	$68
Accrued vacation	14	40

	$34	$108